RIGHT-OF-USE ASSETS & LEASE LIABILITIES - Lease Obligations (Details)	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted operating lease obligations	$ 290,947,298
Impact of discounting on operating leases	(198,984,593)
Total present value of minimum lease payments of operating leases	91,962,705
Total undiscounted finance lease obligations	14,662,728
Impact of discounting on finance leases	(2,071,066)
Total present value of minimum lease payments of finance leases	12,591,662
Total undiscounted lease obligations	305,610,026
Impact of discounting	(201,055,659)
Total lease obligations	104,554,367
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted operating lease obligations	20,572,720
Total undiscounted finance lease obligations	5,301,840
Total undiscounted lease obligations	25,874,560
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted operating lease obligations	20,969,868
Total undiscounted finance lease obligations	5,248,585
Total undiscounted lease obligations	26,218,453
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted operating lease obligations	20,501,183
Total undiscounted finance lease obligations	3,755,537
Total undiscounted lease obligations	24,256,720
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted operating lease obligations	19,900,712
Total undiscounted finance lease obligations	316,545
Total undiscounted lease obligations	20,217,257
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted operating lease obligations	19,250,040
Total undiscounted finance lease obligations	40,221
Total undiscounted lease obligations	19,290,261
2027 and beyond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted operating lease obligations	189,752,775
Total undiscounted lease obligations	$ 189,752,775